UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.8%
Education - 7.2%
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.100%	12/1/35	$1,200,000	$1,200,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.100%	8/1/20	800,000	800,000	(a)(b)
California State University Revenue, Systemwide	5.000%	11/1/15	320,000	326,326
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/54	1,200,000	1,200,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.070%	9/1/51	2,263,000	2,263,000	(a)(b)
University of California, CA, Revenues	0.080%	5/15/48	2,315,000	2,315,000	(a)(b)

Total Education				9,104,326

Finance - 3.3%
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.080%	4/1/30	3,595,000	3,595,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Public Safety Project, LOC-Wells Fargo Bank N.A.	0.110%	4/1/39	395,000	395,000	(a)(b)
Youth Services Campus	4.000%	7/15/15	150,000	150,630

Total Finance				4,140,630

General Obligation - 8.3%
California State Economic Recovery, GO	4.000%	7/1/15	200,000	200,617
California State, GO	4.125%	6/1/15	100,000	100,000
California State, GO	5.000%	6/1/15	150,000	150,000
California State, GO	0.060%	8/15/27	1,000,000	1,000,000	(a)(b)
California State, GO	4.000%	8/1/15	205,000	206,273
California State, GO	3.000%	10/1/15	150,000	151,369
California State, GO	5.000%	11/1/15	150,000	152,975
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.070%	5/1/34	2,255,000	2,255,000	(a)(b)
LOC-JPMorgan Chase	0.070%	5/1/40	400,000	400,000	(a)(b)
Various Purpose	5.000%	10/1/15	200,000	203,104
Chino Valley, CA, USD, GO, Election 2002	4.000%	8/1/15	200,000	201,224
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.080%	10/1/41	2,120,000	2,120,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.090%	1/1/21	1,100,000	1,100,000	(a)(b)
Long Beach, CA, USD, GO	4.000%	8/1/15	100,000	100,626
Long Beach, CA, USD, GO	4.000%	8/1/15	100,000	100,617
Los Angeles County, CA, GO, TRAN	1.500%	6/30/15	275,000	275,284
Los Angeles, CA, USD, GO	4.000%	7/1/15	400,000	401,170
Los Angeles, CA, USD, GO	5.000%	7/1/15	100,000	100,392
Los Angeles, CA, USD, GO, AMBAC	4.000%	7/1/15	100,000	100,299
San Diego County, CA, USD, GO, AGM	5.000%	7/1/15	100,000	100,380
San Francisco, CA, Bay Area Rapid Transit District, GO, Election of 2004	4.000%	8/1/15	200,000	201,189
San Francisco, CA, City & County, GO	5.000%	6/15/15	100,000	100,180
San Francisco, CA, City & County, GO:
Clean & Safe Neighborhood Parks	4.000%	6/15/15	100,000	100,142
General Hospital Improvement	5.000%	6/15/15	110,000	110,199
Proposition A, Election 2006	4.000%	6/15/15	225,000	225,321

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - (continued)
San Francisco, CA, City & County, USD, GO, AGM, Proposition - A, Election 2006	5.000%	6/15/15	$150,000	$150,271
Santa Monica-Malibu, CA, USD, GO	5.250%	8/1/15	125,000	126,046

Total General Obligation				10,432,678

Health Care - 16.9%
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.090%	3/1/47	100,000	100,000	(a)(b)
Cedars-Sinai Medical Center	5.000%	8/15/15	1,090,000	1,100,529
Cedars-Sinai Medical Center	5.000%	11/15/15	125,000	127,553
Health Facility, Catholic Healthcare West, LOC-Bank of Montreal	0.080%	3/1/47	1,025,000	1,025,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.080%	10/1/23	935,000	935,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.090%	10/1/31	1,685,000	1,685,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.060%	7/1/41	1,800,000	1,800,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.070%	7/1/41	500,000	500,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.080%	7/1/41	1,500,000	1,500,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-UBS AG	0.080%	8/15/36	2,190,000	2,190,000	(a)(b)
John Muir Health, LOC-Wells Fargo Bank N.A.	0.060%	8/15/27	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.080%	4/1/45	1,100,000	1,100,000	(a)(b)
Kaiser Permanente	0.080%	4/1/46	1,500,000	1,500,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.100%	8/15/36	3,300,000	3,300,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.120%	10/1/16	3,350,000	3,350,000	(a)(b)

Total Health Care				21,213,082

Housing: Multi-Family - 14.1%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.110%	5/15/35	3,430,000	3,430,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.110%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.110%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.100%	3/15/32	1,550,000	1,550,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.120%	4/1/32	1,900,000	1,900,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.100%	2/15/31	4,370,000	4,370,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.100%	9/1/28	2,345,000	2,345,000	(a)(b)

Total Housing: Multi-Family				17,775,000

Industrial Revenue - 1.6%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.100%	10/1/25	1,300,000	1,300,000	(a)(b)(c)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.130%	9/1/20	700,000	700,000	(a)(b)

Total Industrial Revenue				2,000,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Life Care Systems - 2.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.130%	10/1/34	$2,600,000	$2,600,000	(a)(b)

Miscellaneous - 0.8%
Livermore, CA, COP	0.090%	10/1/30	1,000,000	1,000,000	(a)(b)

Pollution Control - 2.5%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.180%	8/1/41	2,460,000	2,460,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.140%	10/1/37	665,000	665,000	(a)(b)(c)

Total Pollution Control				3,125,000

Power - 1.7%
Central Marin, CA, Sanitation Agency Revenue	2.500%	9/1/15	2,095,000	2,106,754

Public Facilities - 2.9%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.080%	6/1/27	1,000,000	1,000,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.090%	11/1/23	2,685,000	2,685,000	(a)(b)

Total Public Facilities				3,685,000

Solid Waste/Resource Recovery - 7.4%
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.140%	10/1/38	3,600,000	3,600,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.180%	6/1/42	1,400,000	1,400,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.100%	6/1/40	675,000	675,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.180%	11/1/41	875,000	875,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.180%	10/1/36	2,805,000	2,805,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				9,355,000

Tax Allocation - 0.1%
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue	5.000%	7/1/15	140,000	140,530

Transportation - 8.9%
Los Angeles County, CA, MTA, Sales Tax Revenue:
Measure R	5.000%	6/1/15	100,000	100,000
Proposition A, First Senior Bonds	5.000%	7/1/15	100,000	100,387
Proposition A, First Senior Bonds	5.000%	7/1/15	100,000	100,373
Proposition C, Second Senior Bonds	5.000%	7/1/15	250,000	250,973
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase	0.080%	4/1/38	1,000,000	1,000,000	(a)(b)
SPA-JPMorgan Chase	0.120%	4/1/38	1,700,000	1,700,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.070%	5/1/26	$3,000,000	$3,000,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.090%	4/1/36	300,000	300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.090%	4/1/36	3,600,000	3,600,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.120%	4/1/36	1,000,000	1,000,000	(a)(b)

Total Transportation				11,151,733

Utilities - 12.3%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.080%	12/1/16	650,000	650,000	(a)(b)
California State PCFA, PCR:
Pacific Gas & Electric, LOC-JPMorgan Chase	0.080%	11/1/26	2,100,000	2,100,000	(a)(b)
Pacific Gas & Electric, LOC-JPMorgan Chase	0.080%	11/1/26	500,000	500,000	(a)(b)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/15	150,000	152,899
Los Angeles, CA, Department of Water & Power Revenue:
Power Systems	5.000%	7/1/15	100,000	100,390
Subordinated, SPA-Bank of America	0.080%	7/1/34	1,200,000	1,200,000	(a)(b)
Northern, CA, Power Agency Revenue	4.000%	7/1/15	175,000	175,524
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Dexia Credit Local	0.090%	7/1/32	3,200,000	3,200,000	(a)(b)
Sacramento, CA, MUD Revenue	0.060%	6/4/15	3,000,000	3,000,000	(a)(b)
Sacramento, CA, MUD Revenue	5.000%	8/15/15	100,000	100,943
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.080%	8/15/41	3,500,000	3,500,000	(a)(b)
Southern California State Public Power Authority Revenue:
Magnolia Power Project, LOC-Wells Fargo Bank	0.080%	7/1/36	500,000	500,000	(a)(b)
Southern Transmission Project	5.000%	7/1/15	355,000	356,375

Total Utilities				15,536,131

Water & Sewer - 9.7%
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.100%	6/1/37	350,000	350,000	(a)(b)
Beverly Hills, CA, Public Financing Authority Water Revenue	4.000%	6/1/15	100,000	100,000
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue:
Municipal Water District Project	4.000%	7/1/15	200,000	200,622
Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.100%	7/1/37	185,000	185,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.090%	8/1/37	1,000,000	1,000,000	(a)(b)
Contra Costa, CA, Water District Revenue:
AMBAC	4.250%	10/1/15	300,000	303,974
Notes	4.000%	10/1/15	435,000	440,479
Cucamonga Valley, CA, Water District Revenue, AGM	4.000%	9/1/15	200,000	201,858
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.080%	7/1/30	1,050,000	1,050,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Allied Irish Bank PLC	0.090%	7/1/35	2,500,000	2,500,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.090%	6/1/30	700,000	700,000	(a)(b)
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.090%	6/1/35	285,000	285,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Los Angeles, CA, Department of Water & Power Revenue:
Power System, Barclays Bank PLC	0.080%	7/1/35	$700,000	$700,000	(a)(b)
Royal Bank of Canada	0.080%	7/1/35	900,000	900,000	(a)(b)
Los Angeles, CA, Wastewater Systems Revenue	3.000%	6/1/15	200,000	200,000
Los Angeles, CA, Wastewater Systems Revenue	5.000%	6/1/15	150,000	150,000
Metropolitan Water District of Southern California Revenue	3.000%	7/1/15	100,000	100,225
Metropolitan Water District of Southern California Revenue	4.000%	7/1/15	500,000	501,500
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.080%	9/1/26	790,000	790,000	(a)(b)
Placer County, CA, Water Agency Revenue, COP, AGM	4.000%	7/1/15	200,000	200,595
Redding, CA, Joint Powers Financing Authority, Water & Wastewater Revenue	2.000%	6/1/15	360,000	360,000
Redlands, CA, Financing Authority Water Revenue	3.000%	9/1/15	100,000	100,637
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.100%	11/1/34	900,000	900,000	(a)(b)

Total Water & Sewer				12,219,890

TOTAL INVESTMENTS - 99.8% (Cost - $125,585,754#)				125,585,754
Other Assets in Excess of Liabilities - 0.2%				213,321

TOTAL NET ASSETS - 100.0%				$125,799,075

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$125,585,754	—	$125,585,754

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2015